Organization and Principal Activities - Major subsidiaries, VIEs and subsidiaries of VIEs (Details)	12 Months Ended
Dec. 31, 2023
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	E9
Direct subsidiaries | Phoenix Satellite Television Information Limited
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	D8
Date of Incorporation	Sep. 01, 1999
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Investment holding
Direct subsidiaries | Phoenix New Media (Hong Kong) Company Limited
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	K3
Date of Incorporation	Feb. 24, 2011
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Advertising
Direct subsidiaries | Phoenix New Media (Hong Kong) Information Technology Company Limited
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	K3
Date of Incorporation	Apr. 22, 2014
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Investment holding
Indirect subsidiaries | Fenghuang On-line
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	F4
Date of Incorporation	Dec. 20, 2005
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Technical consulting
Indirect subsidiaries | Fenghuang Yutian
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	F4
Date of Incorporation	Jun. 15, 2012
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Software development
Indirect subsidiaries | Fenghuang Feiyang
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	F4
Date of Incorporation	Oct. 25, 2013
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Advertising
Indirect subsidiaries | Fenghuang Borui
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	F4
Date of Incorporation	Oct. 13, 2014
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Software development
Indirect subsidiaries | Fengying Hongda
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	F4
Date of Incorporation	Mar. 13, 2017
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Advertising
Variable Interest Entity Primary Beneficiary | Tianying Jiuzhou
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	F4
Date of Incorporation	Apr. 18, 2000
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Advertising and paid services
Variable Interest Entity Primary Beneficiary | Fenghuang Ronghe
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	F4
Date of Incorporation	Sep. 18, 2015
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Investment holding
Subsidiaries Of Variable Interest Entities | Yifeng Lianhe
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	F4
Date of Incorporation	Jun. 16, 2006
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Paid services
Subsidiaries Of Variable Interest Entities | Tianying Chuangzhi
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	F4
Date of Incorporation	Feb. 08, 2010
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Advertising
Subsidiaries Of Variable Interest Entities | Fengyu Network
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	F4
Date of Incorporation	Jun. 01, 2012
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Paid services
Subsidiaries Of Variable Interest Entities | Fenghuang Mingdao
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	F4
Date of Incorporation	May 24, 2013
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Advertising
Subsidiaries Of Variable Interest Entities | Tianbo
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	F4
Date of Incorporation	May 31, 2013
Percentage of Direct or Indirect Economic Ownership	50.00%
Principal Activity	Advertising
Subsidiaries Of Variable Interest Entities | Fengyu Shixun
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	F4
Date of Incorporation	Dec. 21, 2016
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Advertising and paid services
Subsidiaries Of Variable Interest Entities | Fengyue Culture
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	F4
Date of Incorporation	Jan. 19, 2017
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Paid services
Subsidiaries Of Variable Interest Entities | Lefeng
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	F4
Date of Incorporation	Dec. 30, 2020
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Advertising
Subsidiaries Of Variable Interest Entities | Feiyang Guangzhou
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	F4
Date of Incorporation	Sep. 29, 2022
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Advertising